Stock-Based Compensation (Details 2)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)		5 years
Dividend yield		0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	97.00%	111.00%
Risk free interest rate	1.46%	1.05%
Expected term (years)	5 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	93.00%	106.00%
Risk free interest rate	0.78%	0.88%
Expected term (years)	3 years
Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		0.00%
Warrant | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		111.00%
Risk free interest rate		1.41%
Expected term (years)		5 years
Warrant | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		104.00%
Risk free interest rate		0.88%
Expected term (years)		4 years 1 month 6 days